Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities balances consists of the following:

	Successor
	March 31, 2025	December 31, 2024
Accrued salaries, wages and related employee benefits	$31,085	$33,929
Accrued trade payables	3,583	4,143
Accrued indirect taxes	4,639	4,398
Accrued sales discounts	3,366	3,899
Accrued insurance	4,126	2,781
Income taxes payable	2,261	2,633
Other accrued expenses	12,744	15,893
Total accrued expenses and other current liabilities	$61,804	$67,676

Accrued expenses and other current liabilities balances consists of the following:

	Successor December 31, 2024	Predecessor December 31, 2023
Accrued salaries, wages and related employee benefits	$33,929	$31,698
Accrued trade payables	4,143	9,584
Accrued indirect taxes	4,398	4,320
Accrued sales discounts	3,899	4,338
Insurance accruals	2,781	2,965
Income taxes payable	2,633	5,430
Other accrued expenses	15,893	7,440
Total accrued expenses and other current liabilities	$67,676	$65,775